SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.94%	0.29%	0.70%
Expected volatility	59.00%	53.00%	43.00%
Early exercise factor (as a percent)	130.00%	110.00%	110.00%
Forfeiture rate post vesting	1.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%	1.60%	2.90%
Expected volatility	60.00%	59.00%	55.00%
Early exercise factor (as a percent)	200.00%	200.00%	230.00%
Forfeiture rate post vesting	27.00%	34.00%	34.00%